Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow from operating activities
Loss for the year	[1]	€ (37,427)	€ (56,395)	€ (23,606)
Non-cash adjustments
Intangibles-Amortisation & Impairment		66	8,038	756
PP&E-Depreciation		1,048	966	760
Non-Cash expense for amendment of Celdara Medical and Dartmouth College agreements			10,620
Post-Employment Benefit		(3)		(24)
Deconsolidation of. CELYAD Asia Ltd.		0	0	0
Change in fair value of Contingent consideration and other financial liabilities		5,604	(193)	1,633
Remeasurement of RCAs		998	(5,356)	(2,154)
RCAs and Grants income		(768)	(1,376)	(3,003)
Currency Translation Adjustment				(144)
Upfront payment settled in shares		(843)
Non-cash employee benefits expense - share based payments		3,595	2,569	2,847
Change in working capital
Trade receivables, other receivables, other non-current assets		(1,459)	(832)	(1,018)
Trade payables, other payable and accruals		1,940	(2,482)	(740)
Net cash used in operations		(27,249)	(44,441)	(24,692)
Cash Flow from investing activities
Acquisitions of Property, Plant & Equipment		(833)	(851)	(1,687)
Acquisitions of Intangible assets		(932)	(7)	(95)
Disposals of fixed assets		74		78
Contingent consideration pay out			(5,107)
Acquisition of short term investments		(26,561)	(10,749)	(34,230)
Proceeds from short term investments		28,859	34,326	7,338
Acquisition of BMS SA				(1,560)
Net cash (used in)/from investing activities		607	17,613	(30,157)
Cash Flow from financing activities
Proceeds from finance leases and bank borrowings		950	543	1,165
Repayments of finance leases and bank borrowings		(749)	(576)	(399)
Proceeds from issuance of shares and exercise of warrants		43,011	625
Proceeds from RCAs & other grants		1,187	1,376	3,107
Repayment of advances		(471)	(1,364)	(842)
Net cash (used in)/from financing activities		43,928	605	3,031
Net cash and cash equivalents at beginning of the period		23,253	48,357	100,174
Change in Cash and cash equivalents		17,286	(26,224)	(51,818)
Effects of exchange rate changes on cash and cash equivalents		3	1,120
Net cash and cash equivalents at the end of the period		€ 40,542	€ 23,253	€ 48,357

[1]	For 2018, 2017 and 2016, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.